Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Lease income—net investment in leases
Interest Income	¥ 14,020	¥ 41,028
Other	511	1,601
Lease Income--Operating Leases	100,743	303,148
Total lease income	¥ 115,274	¥ 345,777